Dividends-Additional Information (Details) - Series B Preferred Stock - USD ($) $ / shares in Units, $ in Millions			60 Months Ended
	Sep. 15, 2023	Mar. 15, 2023	Mar. 14, 2023	Mar. 31, 2024	Dec. 31, 2018
Dividends Payable [Line Items]
Preferred shares, issued (in shares)					500,000
Preferred Stock, Liquidation Preference Per Share					$ 1,000
Preferred Stock, Dividend Rate, Percentage			5.375%
Subsequent Event
Dividends Payable [Line Items]
Preferred Stock, Liquidation Preference Per Share				$ 1,000
Preferred Stock, Redemption Amount				$ 507.8
London Interbank Offered Rate (LIBOR)
Dividends Payable [Line Items]
Preferred Stock, Basis Spread on Variable Rate		2.539%
Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate
Dividends Payable [Line Items]
Preferred Stock, Basis Spread on Variable Rate	2.539%
Preferred Stock, Basis Spread on Variable Rate, Tenor Spread Adjustment	0.26161%